Convertible Notes Payable Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Notes Payable Related Parties
Note 3 - Convertable Notes Payable - Related Parties

Note 3 - Convertible Notes Payable – Related Parties

In previous years, the Company issued convertible notes to related parties/officers in exchange for cash and/or services rendered. The notes are unsecured and are due on December 31, 2021, as amended. Certain notes payable are due to the Company’s Chief Executive Officer and have a compounded interest rate of 8% per annum. The aggregate notes are convertible into less than one share of the Company’s common stock at fixed conversion prices adjusted for applicable reverse stock splits. As of December 31, 2020, the outstanding balance of the notes payable amounted to $298,000.

During the nine months ended September 30, 2021, notes payable aggregating $30,000 were repaid. At September 30, 2021, the balance of convertible notes payable-related parties totaled $268,000.

Note 4 - Convertible Notes Payable – Related Parties

In previous years, the Company issued convertible notes to related parties/officers in exchange for cash and/or services rendered. The notes are unsecured and were due on December 31, 2020. As of December 31, 2018 and 2019, outstanding balance of the notes payable amounted to $356,000, respectively.

During the year ended December 31, 2020, two notes aggregating $58,000 held by the Company’s VP of Technology were extinguished as part of a debt settlement obligation transaction (see Note 9). In addition, noteholders also agreed to extend the maturity date to December 31, 2021 with no changes to the other terms of the notes payable.

At December 31, 2020, the balance of convertible notes payable-related parties totaled $298,000. The notes are made up of ten convertible note payables, are unsecured, and have extended due dates of December 31, 2021. Six notes totaling $268,000 are due to the Company’s Chief Executive Officer, at a compounded interest rate of 8% per annum; and four notes totaling $30,000 are due to the spouse of the Company’s Chief Technology Officer at a compounded interest rate of 8% per annum. The aggregate notes are convertible into less than one share of the Company’s common stock at fixed conversion prices adjusted for applicable reverse stock splits.